Related parties - Transaction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related parties
Sales	$ 17,579	$ 6,177	$ 2,327
Purchases	47,279	32,133	20,614
Votorantim S.A.
Related parties
Sales		26
Purchases	4,378	6,176	3,649
Andrade Gutierrez Engenharia S.A.
Related parties
Purchases	26,280	5,046
Andrade Gutierrez Engenharia S.A. | Mining development services agreement
Related parties
Notional amount	52,668
Consrcio Construtor Nova Aripuan | Mining development services agreement
Related parties
Notional amount	21,319
Companhia Brasileira de Aluminio
Related parties
Sales	7,828	2,157	39
Purchases	1,156	1,964	1,626
Votorantim Cimentos S.A.
Related parties
Sales		196	173
Purchases	524	2,186	365
Votener Votorantim Comercializadora de Energia Ltda.
Related parties
Sales	9,740	3,288	2,115
Purchases	7,721	9,596	10,054
Votorantim International CSC S.A.C
Related parties
Purchases	6,638	5,584	4,136
Other
Related parties
Sales	11	510
Purchases	$ 582	$ 1,581	$ 784